ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 37,065	$ 41,350	$ 46,626
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	17,535	20,647	24,807
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	8,125	8,382	9,383
North America [Member]
Segment Reporting Information [Line Items]
Revenues	7,863	7,504	5,892
India [Member]
Segment Reporting Information [Line Items]
Revenues	3,100	4,135	5,240
Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues	$ 442	$ 682	$ 1,304